Employee Benefit Plans (FY) (Details 3) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, beginnning of period (in shares)	0
Granted (in shares)	27,500
Vested (in shares)	0
Forfeited/expired (in shares)	0
Nonvested, end of period (in shares)	27,500